Stock-based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 04, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive stock option, exercise period, maximum, in years	10 years
Maximum aggregate number of shares of common stock that may be issued under the Plan	1,500,000
Shares of common stock issued	13,178
Shares available for grant	1,438,157
Maximum number of shares granted or awarded in any calendar year per participant	200,000
Total intrinsic value of options exercised		$ 3,000,000	$ 2,000,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	400,000	2,900,000	2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,350
Shares subject to three-year vesting period (in shares)	11,940	0		11,940
Vesting period (in years)	3 years
Shares vested immediately (in shares)	410
Fair value of vested restricted stock	100,000
Forfeiture rate	0.00%
Unrecognized compensation expense	2,600,000
Period for recognition of unrecognized compensation expense	2 years 8 months
Tax benefit related to compensation expense	100,000	900,000	900,000
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued	828
Number of non-employee directors	6
Fair value of common stock issued	186,000
Compensation expense	$ 186,000